UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 S. Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 S. Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1 – Schedule of Investments

DTF TAX-FREE INCOME INC.

Portfolio of Investments

As of 7/31/2010 (Unaudited)

Principal Amount (000)		Description (a)		Value

		LONG-TERM INVESTMENTS	144.0%

		Arizona	3.1%
		Arizona St. Trans Brd. Hwy. Rev.,
$2,000		5.00%, 7/1/30, Ser. B		$2,140,160
		Salt River Proj. Agric. Impvt. & Pwr.
		Dist. Elec. Sys. Rev.,
2,000		5.00%, 1/1/38, Ser. A		2,095,820

				4,235,980

		California	21.8%
		Bay Area Toll Auth. Rev.,
2,000		5.125%, 4/1/39, Ser. F-1		2,080,040
		California St. Gen. Oblig.,
500		5.50%, 3/1/26		531,550
1,000		6.00%, 4/1/38		1,068,850
500		5.50%, 3/1/40		510,810
		California Statewide Communities
		Dev. Auth. Rev.,
2,000		5.75%, 7/1/47, FGIC		2,056,580
		Fresno Swr. Rev.
2,000		6.25%, 9/1/14, Ser. A-1, AMBAC		2,201,360
		Golden State Tobacco Securitization Corp. Rev.,
3,000		5.75%, 6/1/47, Ser. A-1		2,126,550
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, NRE		2,106,720
		Los Angeles Dept. Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, AGM		1,039,180
440	(b)	5.375%, 7/1/21, Ser. A-2, NRE
		Prerefunded 7/1/11 @ $100		461,032
560		5.375%, 7/1/21, Ser. A-2, NRE		581,364
		Pomona Sngl. Fam. Mtge. Rev.,
220	(b)	7.375%, 8/1/10, Ser. B,
		Escrowed to maturity		220,037
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A,
		Escrowed to maturity		3,517,325
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		11,027,666
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, FGIC / NRE		678,267

				30,207,331

		Connecticut	1.6%
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, RAD		917,050
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
2,500	(c)(d)	5.75%, 9/1/18, Ser. B		1,275,000

				2,192,050

		District of Columbia	2.7%
		District of Columbia Income Tax Rev.,
1,000		5.00%, 12/1/31, Ser. A		1,075,550
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, FGIC / NRE		1,573,890
		Metropolitan Washington DC Airport
1,000		5.00%, 10/1/18, Ser. A, AGM / AMBAC		1,096,330

				3,745,770

		Florida	8.2%
		Broward Cnty. Port Fac. Rev.,
1,500		6.00%, 9/1/23, Ser. A		1,678,920
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,000		6.00%, 8/15/36		1,008,970
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, NRE		2,387,927
		Florida St. Bd. of Ed. Gen. Oblig.,
2,000		5.00%, 6/1/21, Ser. A		2,203,980
		Highlands Cnty. Hlth. Fac. Auth. Rev.,
70	(b)	5.125%, 11/15/32, Ser. G		83,900
		Prerefunded 11/15/16 @ $100
1,930		5.125%, 11/15/32, Ser. G		1,952,079
		Orlando and Orange Cnty. Expwy. Auth. Rev.,
2,000		5.00%, 7/1/35, Ser. B,		2,012,320
		BHAC / AMBAC

				11,328,096

Principal Amount (000)		Description (a)		Value

		Georgia	11.5%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
$2,385		5.00%, 11/1/29, FGIC / NRE		$2,386,049
715		5.00%, 11/1/38, FGIC / NRE		712,798
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,382,400
		Georgia Mun. Elec. Auth. Pwr. Rev., Ser. Y,
145	(b)	6.40%, 1/1/13,
		Escrowed to maturity		155,689
2,440		6.40%, 1/1/13, AMBAC		2,603,724
30	(b)	6.40%, 1/1/13
		Prerefunded 1/1/11 @ $100		30,777
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, AMBAC		6,628,985
		Metro. Atlanta Rapid Tran. Auth. Rev.,
1,000		5.00%, 7/1/39, Ser. 3		1,052,130

				15,952,552

		Idaho	0.1%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev.,
100		6.65%, 7/1/14, Ser. B		103,266
93		6.60%, 7/1/27, Ser. B		93,548

				196,814

		Illinois	7.4%
		Chicago Bd. of Ed. Gen. Oblig.,
1,000		5.50%, 12/1/30, Ser. A, AMBAC		1,136,580
		Chicago Gen. Oblig.,
1,415	(b)	6.25%, 1/1/11, AMBAC
		Escrowed to maturity		1,450,573
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, FHA		495,085
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, AMBAC		1,039,590
		Illinois Fin. Auth. Education Rev.,
1,000	(b)	5.375%, 9/1/32, Ser. C,
		Prerefunded 9/1/17 @ $100		1,228,380
		Illinois Fin. Auth. Rev.,
1,000		6.00%, 8/15/38, Ser. A		1,008,640
		Illinois St. Gen. Oblig.,
2,000		5.50%, 1/1/29		2,190,460
		Illinois St. Toll Hwy. Auth. Rev.,
1,500		5.50%, 1/1/33, Ser. B		1,638,135

				10,187,443

		Indiana	8.0%
		Indiana Fin. Auth. Hospital Rev.,
1,000		5.875%, 5/1/29, Ser. A		1,025,390
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
5,000		6.00%, 1/1/13, Ser. B, NRE		5,588,400
		Indianapolis Local Pub. Impvt.
		Bond Bank Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A
		Prerefunded 7/1/12 @ $100		2,300,928
2,000		5.00%, 2/1/38, Ser. A		2,095,320

				11,010,038

Principal Amount (000)		Description (a)		Value

		Kentucky	1.4%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
$1,895		5.00%, 5/15/30, Ser. A, FGIC / NRE		$1,896,023

		Maryland	1.5%
		Maryland St. Trans. Auth. Rev.,
2,000		5.00%, 7/1/37, AGM		2,127,560

		Massachusetts	6.0%
		Massachusetts Bay Trans. Auth. Rev.,
3,000		5.50%, 7/1/29, Ser. B, NRE		3,624,450
		Massachusetts St. College Bldg. Auth. Rev.,
2,000		5.00%, 5/1/40, Ser. B		2,100,680
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,393,935
		Massachusetts St. Gen. Oblig.,
1,000		5.50%, 8/1/30, Ser. A, AMBAC		1,203,640

				8,322,705

		Michigan	3.3%
		Detroit Gen. Oblig.,
500		5.25%, 11/1/35		500,745
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24,
		Prerefunded 7/1/11 @ $100		2,096,360
2,000		5.00%, 7/1/30, FGIC / NRE		1,980,020

				4,577,125

		Nebraska	4.9%
		Omaha Gen. Oblig.,
2,000		5.25%, 4/1/27		2,419,280
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
1,270	(b)	6.15%, 2/1/12
		Escrowed to maturity		1,337,869
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		2,950,575

				6,707,724

		Nevada	4.3%
		Clark Cnty. Gen. Oblig.,
2,165		5.00%, 11/1/22, AMBAC		2,314,861
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, NRE		1,467,340
		Nevada St. Gen. Oblig.,
2,000		5.00%, 12/1/24, Ser. F, AGM		2,135,260

				5,917,461

		New Jersey	4.8%
		New Jersey Econ. Dev. Auth. Rev.,
1,025		4.95%, 3/1/47		953,383
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,373,280
		New Jersey St. Tpk. Auth. Rev.,
1,000		5.00%, 1/1/36, Ser. H		1,042,510
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,297,340

				6,666,513

		New York	4.8%
		Albany Industrial Dev. Agy. Rev.,
1,000		5.00%, 4/1/32, Ser. A		868,630
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
800		5.00%, 12/1/35, Ser. B		819,456
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, FGIC / NRE		1,029,800
		New York St. Dorm. Auth. Rev.,
		Sch. Dist. Rev. Bond Financing Program
1,500		7.25%, 10/1/28, Ser. C		1,788,315
		New York St. Dorm. Auth. Rev.,
		State Personal Inc. Tax Rev.
2,000		5.00%, 3/15/30, Ser. F		2,090,460

				6,596,661

Principal Amount (000)		Description (a)		Value

		Ohio	5.8%
		Buckeye Tobacco Settlement Financing Auth. Rev.,
$3,000		6.50%, 6/1/47, Ser. A-2		$2,326,560
		Deerfield Twp. Tax Increment Rev.,
750		5.00%, 12/1/25		756,825
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, AGM		1,077,160
		Ohio St. Air Quality Dev. Auth. Rev.,
750		5.70%, 2/1/14, Ser. A		817,380
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, AGM		3,019,722

				7,997,647

		Pennsylvania	5.4%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, RAD		2,050,760
		East Stroudsburg Area Sch. Dist., Gen. Oblig.
1,000		7.75%, 9/1/27, Ser. A, FGIC / NRE		1,219,010
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, AMBAC		953,110
		Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
2,000		5.00%, 6/15/28, Ser. AL		2,171,960
		Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
1,020		5.00%, 12/1/23, Ser. A-2, AGT		1,133,353

				7,528,193

		Puerto Rico	0.7%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, FGIC / NRE		1,014,880

		South Carolina	1.3%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28
		Prerefunded 6/1/14 @ $100		1,740,360

		Tennessee	1.8%
		Tennessee Energy Acquisition Corp. Rev., Ser. A,
1,500		5.25%, 9/1/20		1,530,540
1,000		5.25%, 9/1/21		1,018,730

				2,549,270

		Texas	18.0%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21		992,950
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, NRE		2,501,675
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, AGM		4,014,400
		Dallas Area Rapid Transit Rev.,
1,000		5.25%, 12/1/48		1,052,590
		Dallas Gen. Oblig.
2,000		4.50%, 2/15/23		2,031,780
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, AGM		1,678,809
		Everman Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 2/15/36, PSF		1,056,430
		Harris Cnty. Gen. Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,654,587
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B
		Prerefunded 12/1/10 @ $100		1,525,020
		Klein Indep. Sch. Dist. Gen. Oblig.,
1,000		5.00%, 8/1/38, Ser. A, PSF		1,058,780
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, AGM		2,010,180
		McLennan Cnty. Pub. Fac. Corp. Proj. Rev.,
2,000		6.625%, 6/1/35		2,186,380
		Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
1,975		5.50%, 2/1/33, PSF		2,140,801
		Spring Branch Indep. Sch. Dist. Gen. Oblig.,
1,000		5.25%, 2/1/38, PSF		1,068,000

				24,972,382

Principal Amount (000)	Description (a)		Value

	Utah	1.5%
	Utah Trans. Auth. Sales Tax Rev., Ser A.,
$1,000	5.00%, 6/15/32, AGM		$1,066,940
1,000	5.00%, 6/15/36, AGM		1,057,930

			2,124,870

	Virginia	4.4%
	Virginia College Bldg. Auth. Rev.,
2,000	5.00%, 2/1/23, Ser. E-1		2,372,880
	Virginia St. Hsg. Dev. Auth. Rev.,
1,500	4.55%, 1/1/24		1,486,875
	Virginia St. Pub. Bldg. Auth. Rev.,
2,050	5.00%, 8/1/29, Ser. B		2,247,538

			6,107,293

	Washington	2.2%
	Energy Northwest Wind Proj. Rev.,
500	4.75%, 7/1/21, NRE		531,925
	King Cnty. Swr. Rev.,
2,500	5.00%, 1/1/31, FGIC / NRE		2,532,350

			3,064,275

	West Virginia	1.1%
	Monongalia Cnty. Building Commission
	Hospital Rev.
1,500	5.00%, 7/1/30, Ser. A		1,452,150

	Wisconsin	3.1%
	Wisconsin St. Gen. Rev.,
2,000	6.00%, 5/1/33, Ser. A		2,231,760
	Wisconsin St. Health & Edl. Facs. Auth. Rev.,
2,000	6.50%, 4/15/33		2,048,980

			4,280,740

	Wyoming	3.3%
	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
4,000	5.75%, 10/1/20		4,622,240

	Total long-term investments
	(cost $187,733,661)		199,322,146

Shares

	SHORT-TERM INVESTMENT	1.2%
	State Street Institutional Tax-Free
	Money Market Fund
1,685,498	(cost $1,685,498)		$1,685,498

Total Investments (cost $189,419,159)	145.2%	201,007,644

Other assets in excess of liabilities	1.8%	2,431,334

Liquidation value of remarketed preferred stock	(47.0%)	(65,000,000)

Net Assets Applicable to Common Stock	100.0%	$138,438,978

Net asset value per share of common stock ($138,438,978/ 8,507,456)		$16.27

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

AMBAC - Ambac Assurance Corporation.

AGM - Assured Guaranty Municipal Corporation.

AGT - Assured Guaranty Corp.

BHAC - Berkshire Hathaway Assurance Corporation.

FGIC - Financial Guaranty Insurance Company.

FHA - Federal Housing Authority.

NRE - National Public Finance Guarantee Corporation.

PSF - Texas Permanent School Fund.

RAD - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $1,275,000 or 0.92% of net assets applicable to common stock.

(d)	A portion of this security’s March 1, 2010 interest payment and all of the September 1, 2010 semi-annual interest payment to bondholders was made from a debt service reserve fund maintained by a trustee.

Notes

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2010 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$189,281,844	$13,519,059	$1,793,259	$11,725,800

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierachy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments as of July 31, 2010:

Valuations	Level 1	Level 2	Level 3

Description
Assets:
Money Market Fund	$1,685,498	$-	$-
Municipal Bonds	-	199,322,146	-

Total	$1,685,498	$199,322,146	$-

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	September 8, 2010

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	September 8, 2010